Schedule I - Balance Sheets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 6,154,499	$ 9,599,824	$ 12,493,135
Prepaid expenses and other current assets	3,175,281	2,412,941
Total current assets	68,251,461	75,980,758
Total assets	77,957,306	89,164,526	80,689,350
Current liabilities:
Total current liabilities	69,930,396	69,403,608
Shareholders’ equity
Ordinary shares (122,098,018 and 122,098,018 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	57,006,534	57,006,534
Additional paid-in capital	37,813,172	36,925,874
Accumulated other comprehensive income	6,286,949	6,412,555
Retained deficits	(85,747,246)	(75,189,077)
Total shareholders’ equity attributable to China Finance Online Co. Limited shareholders	15,359,409	25,155,886
Total liabilities and shareholders’ equity	77,957,306	89,164,526
Parent Company [Member]
Current assets:
Cash and cash equivalents	153,167	753,380
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	9,031,501	9,557,835
Prepaid expenses and other current assets	338,458	260,303
Total current assets	9,523,126	10,571,518
Investment in subsidiaries	34,559,573	39,142,555
Total assets	44,082,699	49,714,073
Current liabilities:
Accrued expenses and other current liabilities	9,435,958	9,936,508
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	16,537,908	14,621,679
Total current liabilities	25,973,866	24,558,187
Shareholders’ equity
Ordinary shares (122,098,018 and 122,098,018 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	57,006,534	57,006,534
Additional paid-in capital	37,644,994	36,925,874
Accumulated other comprehensive income	6,401,993	6,412,555
Retained deficits	(82,944,688)	(75,189,077)
Total shareholders’ equity attributable to China Finance Online Co. Limited shareholders	18,108,833	25,155,886	$ 35,445,676	$ 54,046,682
Total liabilities and shareholders’ equity	$ 44,082,699	$ 49,714,073